COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Undiscounted Minimum Lease Payments for Operating Leases
Future undiscounted, minimum lease payments for the Company’s non-cancellable operating leases at September 30, 2025 were as follows:

Years Ending December 31,	Amount
2025 (remainder)	$540
2026	1,955
2027	1,437
2028	1,253
2029	967
Thereafter	1,071
Total undiscounted lease payments	7,223
Less: Imputed Interest	(1,401)
Operating Lease Liabilities	$5,822
Future undiscounted, minimum lease payments for the Company’s non-cancellable operating leases at December 31, 2024, were as follows:

Years Ending December 31,	Amount
2025	$2,355
2026	627
Total undiscounted lease payments	2,982
Less: Imputed Interest	(193)
Operating Lease Liabilities	$2,790